OPERATING LEASES AND COMMITMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 426	$ 147	$ 405
Renewed office lease	184		(247)
Renewed office lease	184	533
Repayments of lease liability	(238)	(265)	(277)
Other	19	11	19
Ending balance	391	426	147
Lease liability due within one year	228	193	144
Lease liability long term	$ 163	$ 233	$ 3